Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Goodwill and Intangible Assets
10.	GOODWILL AND INTANGIBLE ASSETS

For the year ended December 31, 2017:

	Software Technology Acquired through Business Combinations $000’s	Other Software Technology $000’s	Customer Relationships $000’s	Brands $000’s	Deferred Development Costs $000’s	Goodwill $000’s	Total $000’s
Cost
Balance – January 1, 2017	116,079	15,673	1,423,719	485,253	48,808	2,810,681	4,900,213
Additions	—	1,893	—	—	23,212	—	25,105
Additions through business combination	1,413	—	—	—	—	—	1,413
Reclassification	—	—	—	—	(201)	—	(201)
Translation	—	1,146	—	—	—	—	1,146
Balance – December 31, 2017	117,492	18,712	1,423,719	485,253	71,819	2,810,681	4,927,676

Accumulated amortization and impairments
Balance – January 1, 2017	61,163	5,798	229,377	—	9,832	5,471	311,641
Amortization	29,909	3,162	94,915	—	10,275	—	138,261
Translation	—	424	—	—	—	—	424
Balance – December 31, 2017	91,072	9,384	324,292	—	20,107	5,471	450,326

Net carrying amount
At January 1, 2017	54,916	9,875	1,194,342	485,253	38,976	2,805,210	4,588,572
At December 31, 2017	26,420	9,328	1,099,427	485,253	51,712	2,805,210	4,477,350

For the year ended December 31, 2016:

	Software Technology Acquired through Business Combinations $000’s	Other Software Technology $000’s	Customer Relationships $000’s	Brands $000’s	Deferred Development Costs $000’s	Goodwill $000’s	Total $000’s
Cost
Balance – January 1, 2016	115,283	19,992	1,423,719	485,253	30,309	2,810,470	4,885,026
Additions	—	7,669	—	—	20,961	—	28,630
Additions through business combination	824	—	—	—	—	200	1,024
Disposals	—	(11,646)	—	—	(1,784)	—	(13,430)
Reclassification	—	—	—	—	(678)	—	(678)
Translation	(28)	(342)	—	—	—	11	(359)
Balance – December 31, 2016	116,079	15,673	1,423,719	485,253	48,808	2,810,681	4,900,213

Accumulated amortization and impairments
Balance – January 1, 2016	32,122	13,966	134,462	—	3,122	—	183,672
Amortization	27,478	3,367	94,915	—	5,942	—	131,702
Disposals	—	(11,634)	—	—	(1,784)	—	(13,418)
Impairment	1,563	155	—	—	2,552	5,471	9,741
Translation	—	(56)	—	—	—	—	(56)
Balance – December 31, 2016	61,163	5,798	229,377	—	9,832	5,471	311,641

Net carrying amount
At January 1, 2016	83,161	6,026	1,289,257	485,253	27,187	2,810,470	4,701,354
At December 31, 2016	54,916	9,875	1,194,342	485,253	38,976	2,805,210	4,588,572

The Corporation recognized impairment losses (classified in general and administrative expenses) related to goodwill and software technology acquired through business combinations of $7.19 million during the year ended December 31, 2016.  The Corporation recognized impairment losses of $2.55 million during the year ended December 31, 2016 related to deferred development costs. The primary factors leading to the recognition of the impairment losses in 2016 were as follows:

•

$4.7 million of goodwill and $1.0 million in software technology acquired through business combinations that was recognized on the acquisition of a subsidiary was derecognized due to the lack of positive revenue and cashflow forecasts in the subsidiary.

•

The Corporation determined that a capitalized research and development cost which had not met certain identifiable criteria was to be terminated during the development stage. As a result, the Corporation recognized an impairment loss of $2.55 million in 2016 in deferred development costs.

Impairment Testing

The Corporation performed an annual impairment test for its gaming operations in connection with the preparation of its financial statements for the year ended December 31, 2017. The Corporation identified the gaming operations as a single CGU for impairment testing purposes.

The recoverable amount of the CGU is determined from value in use calculations. The key assumptions for the value in use calculations are those regarding the discount rate, growth rate, cash flows and Adjusted EBITDA forecasts. Adjusted EBITDA is defined by the Corporation as net earnings (loss) before interest and financing costs (net of interest income), income taxes, depreciation and amortization, stock-based compensation, restructuring and certain other items. These assumptions have been revised in the year ended December 31, 2017. Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGU.

The Corporation prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next three to five years and extrapolates cash flows based on an estimated growth rate of 1.9% and a discount rate of 9.7% (December 31, 2016 – 1.9% and 11.7%, respectively). The estimated growth rate is based on the inflation rates of many of the European markets in which the Corporation is operating.

The Corporation believes that any reasonable change to these principal assumptions is unlikely to cause the CGU’s carrying value to exceed its recoverable amount. This fair value measurement is a level 3 measurement in the fair value hierarchy.

Goodwill

Based on the goodwill impairment test performed, the recoverable amount of the CGU was in excess of its carrying amount and accordingly, there is no impairment of the carrying value of the goodwill.

Brand

Based on the indefinite life intangible asset impairment test performed, the fair value of the asset was in excess of its carrying amount and accordingly, there is no impairment of the carrying value of the intangible asset.